Cover	Feb. 22, 2024
Cover [Abstract]
Entity Registrant Name	Authentic Holdings, Inc
Entity Central Index Key	0001338929
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 21, 2024
Entity File Number	000-52047
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	11-3746201
Entity Address Address Line 1	50 Division Street
Entity Address City Or Town	Somerville
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08876
City Area Code	732
Local Phone Number	695-4389
Entity Address Address Line 2	Suite 501
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false